Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,706,410
Previously Paid Amount	0.00
Total Fee Amount	1,616.66
Total Offset Amount	0.00
Net Fee	1,616.66
Narrative - Max Aggregate Offering Price	$ 11,706,410
Final Prospectus	true